Goodwill (Tables)	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

	Six Months Ended	Year Ended
	June 30, 2024	December 31, 2023
	(in thousands)
Opening balance	$9,022,075	$8,971,670
Current period acquisition	2,732	36,750
Foreign exchange movement	(8,258)	13,655
Closing balance	$9,016,549	$9,022,075